Preferred and Common Stock (Tables)	12 Months Ended
Dec. 31, 2018
Preferred and Common Stock [Abstract]
Temporary Equity

	Puttable Common Stock
	Number of common shares	Amount
Balance at December 31, 2016	16,667	$2,500
Redemption of 16,667 shares of the puttable common stock	(16,667)	(2,500)
Balance at December 31, 2017	—	—
Balance at December 31, 2018	—	—